SUPPLEMENT DATED OCTOBER 16, 1996
                      TO THE INDIVIDUAL SHARES PROSPECTUS
                              DATED APRIL 22, 1996
                                       OF
                                COREFUNDS, INC.
                            680 EAST SWEDESFORD ROAD
                           WAYNE, PENNSYLVANIA 19087

     The Individual Shares Prospectus dated April 22, 1996 of CoreFunds, Inc. (the 'Company') is hereby amended and supplemented by the following:

     In the Section entitled 'Opening an Account and Purchasing Shares -- Sales Charges' on page 77 of the Prospectus, the broker-dealer reallowances for the Class A Shares of the Funds are revised to reflect a reallowance of 100% of the sales charge which is expected to terminate on December 31, 1996. Accordingly, the Broker-Dealer Reallowances for Class A Shares of the Funds are revised in the Class A Sales Charge Table as follows:

     CLASS A SHARES OF THE EQUITY FUNDS AND BALANCED FUND

                                                                SALES CHARGE AS A  SALES CHARGE AS A
                                                                  PERCENTAGE OF    PERCENTAGE OF NET   BROKER-DEALER
                    AMOUNT OF TRANSACTION                        OFFERING PRICE     AMOUNT INVESTED     REALLOWANCE
--------------------------------------------------------------  -----------------  -----------------  ---------------
Less than $50,000.............................................           5.50%              5.82%             5.50%
$50,000 but less than $100,000................................           4.75%              4.99%             4.75%
$100,000 but less than $250,000...............................           3.75%              3.90%             3.75%
$250,000 but less than $500,000...............................           2.75%              2.83%             2.75%
$500,000 but less than $1,000,000.............................           1.75%              1.78%             1.75%
$1,000,000 and over...........................................              0%                 0%                0%

     CLASS A SHARES OF THE BOND, PENNSYLVANIA MUNICIPAL BOND, NEW JERSEY MUNICIPAL BOND AND GLOBAL BOND FUNDS

                                                                SALES CHARGE AS A  SALES CHARGE AS A
                                                                  PERCENTAGE OF    PERCENTAGE OF NET   BROKER-DEALER
                    AMOUNT OF TRANSACTION                        OFFERING PRICE     AMOUNT INVESTED     REALLOWANCE
--------------------------------------------------------------  -----------------  -----------------  ---------------
Less than $50,000.............................................           4.75%              4.99%             4.75%
$50,000 but less than $100,000................................           4.25%              4.44%             4.25%
$100,000 but less than $250,000...............................           3.25%              3.36%             3.25%
$250,000 but less than $500,000...............................           2.25%              2.30%             2.25%
$500,000 but less than $1,000,000.............................           1.75%              1.78%             1.75%
$1,000,000 and over...........................................              0%                 0%                0%

     CLASS A SHARES OF THE SHORT-INTERMEDIATE BOND, SHORT TERM INCOME, GOVERNMENT INCOME AND INTERMEDIATE MUNICIPAL BOND FUNDS

                                                                SALES CHARGE AS A  SALES CHARGE AS A
                                                                  PERCENTAGE OF    PERCENTAGE OF NET   BROKER-DEALER
                    AMOUNT OF TRANSACTION                        OFFERING PRICE     AMOUNT INVESTED     REALLOWANCE
--------------------------------------------------------------  -----------------  -----------------  ---------------
Less than $50,000.............................................           3.25%              3.36%             3.25%
$50,000 but less than $100,000................................           3.00%              3.09%             3.00%
$100,000 but less than $250,000...............................           2.75%              2.83%             2.75%
$250,000 but less than $500,000...............................           2.00%              2.04%             2.00%
$500,000 but less than $1,000,000.............................           1.25%              1.27%             1.25%
$1,000,000 and over...........................................              0%                 0%                0%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COR-A-044-02

                       SUPPLEMENT DATED OCTOBER 16, 1996
                      TO THE EQUITY INDEX FUND PROSPECTUS
                             DATED AUGUST 21, 1996
                                       OF
                                COREFUNDS, INC.
                            680 EAST SWEDESFORD ROAD
                           WAYNE, PENNSYLVANIA 19087

     The Prospectus dated August 21, 1996, of CoreFunds, Inc. (the 'Company') relating to the shares of the Equity Index Fund is hereby amended and supplemented by the following:

     In the Section entitled 'How to Purchase and Redeem Shares -- Purchase of Shares' on page 29 of the Prospectus, the broker-dealer reallowances for the Class A Shares of the Fund is revised to reflect a reallowance of 100% of the sales charge which is expected to terminate on December 31, 1996. Accordingly, the Broker-Dealer Reallowance for Class A Shares of the Fund is revised in the Class A Sales Charge Table as follows:

     CLASS A SHARES OF THE FUND

                                                                SALES CHARGE AS A  SALES CHARGE AS A
                                                                   PERCENTAGE OF   PERCENTAGE OF NET   BROKER-DEALER
                    AMOUNT OF TRANSACTION                         OFFERING PRICE    AMOUNT INVESTED     REALLOWANCE
--------------------------------------------------------------  -----------------  -----------------  ---------------
Less than $50,000.............................................           5.50%              5.82%             5.50%
$50,000 but less than $100,000................................           4.75%              4.99%             4.75%
$100,000 but less than $250,000...............................           3.75%              3.90%             3.75%
$250,000 but less than $500,000...............................           2.75%              2.83%             2.75%
$500,000 but less than $1,000,000.............................           1.75%              1.78%             1.75%
$1,000,000 and over...........................................              0%                 0%                0%




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE








COR-A-052-02